LANDMARK (SM) FUNDS

October 25, 1995

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

                               Rule 24f-2 Notice
                               LANDMARK FUNDS III (the "Trust")
                               (File No. 33-39538)

Gentlemen:

The following information is filed pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940:

(1) This Notice is filed for the Trust's fiscal year which ended on August 31, 1995;

(2) No Shares of Beneficial Interest (without par value) ("Shares") of Landmark U.S. Treasury Reserves, a series of the Trust, had been registered under the Securities Act of 1933, as amended, at the beginning of such fiscal year other than pursuant to Rule 24f-2;

(3) The Trust registered 370,492,081.32 Shares during such fiscal year other than pursuant to Rule 24f-2;

(4)   During such fiscal year the Trust sold 581,106,568.21
      Shares1/; and

     1/The basis for the calculation of the fee specified in Rule 24f-2(c) was calculated as follows:

The actual aggregate sale price for Shares sold pursuant to Rule 24f-2 during the Trust's fiscal year
    ended August 31, 1995                                     $210,614,486.89
less the difference
    between the actual aggregate
    redemption price for Shares
    redeemed during such fiscal year,                 $535,429,511.79
   and
    the actual aggregate redemption
    price for Shares redeemed during                  $          0.00
    such fiscal year which were previously
    applied by the Trust pursuant to Rule 24e-2(a)            $535,429,511.79

                                                              $(324,815,024.90)

Securities and Exchange Commission
October 25, 1995
Page 2


(5) During such fiscal year the Trust sold 210,614,486.89 Shares in reliance upon registration pursuant to Rule 24f-2.

We also enclose an opinion of Bingham, Dana & Gould, counsel to the Trust, as required by Rule 24f-2(b)(1).

Please call the undersigned at (617) 423-1679 if there are any questions concerning this Notice.

Very truly yours,



Barbara M. O'Dette
Assistant Treasurer

Enclosures

cc: Messrs. Coolidge
            Joseph